Offerings - Offering: 1	Aug. 22, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value $ 0.001 per share
Amount Registered | shares	10,000,000
Proposed Maximum Offering Price per Unit	0.87
Maximum Aggregate Offering Price	$ 8,743,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,338.63
Offering Note	Represents 10,000,000 Class A ordinary shares, par value of $0.001 (the “Class A Ordinary Shares”) of Zhongchao Inc. (the “Company”) issuable pursuant to the Company’s 2025 Equity Incentive Plan.

The proposed maximum offering price per Class A Ordinary Share, which is estimated solely for the purposes of calculating the registration fee under Rule 457(h) and Rule 457(c) under the Securities Act, is based on US$0.87 per Class A Ordinary Share, the average of the high and low prices for the Company’s Class A Ordinary Shares as quoted on the Nasdaq Capital Market on August 20, 2025.